Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Apr. 28, 2024	Apr. 30, 2023
Debt Instrument [Line Items]
Long-term debt	$ 132,918
Less: unamortized debt issuance costs and discounts	(35,433)	$ (6,367)
Total	75,495	37,255
Current portion of long-term notes payable	(4,818)	(1,044)
Long-term notes payable	70,677	36,211
PPP and SBA loans
Debt Instrument [Line Items]
Long-term debt	500	500
Term loans
Debt Instrument [Line Items]
Long-term debt	34,300	22,500
Equipment loan
Debt Instrument [Line Items]
Long-term debt	16,500	11,500
Less: unamortized debt issuance costs and discounts	(3,285)	(2,770)
Senior notes
Debt Instrument [Line Items]
Long-term debt	53,430	0
Less: unamortized debt issuance costs and discounts	(27,747)
Convertible notes
Debt Instrument [Line Items]
Long-term debt	0	5,000
Finance obligations
Debt Instrument [Line Items]
Long-term debt	6,124	3,995
Total	2,664
Other
Debt Instrument [Line Items]
Long-term debt	$ 74	$ 127